Financial Instruments - Summary of Net Carrying Amounts of Derivative Contracts Held (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Interest rate swaps	$ 1,200	$ (816)
Interest rate swaps
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Interest rate swaps	177	(99)
Forward foreign exchange contracts
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Interest rate swaps	(68)	34
Currency swaps and options
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Interest rate swaps	(883)	(1,193)
Commodity derivatives
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Interest rate swaps	1,633	227
Other contracts
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Interest rate swaps	341	215
Prices in active markets for identical assets/liabilities
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Interest rate swaps	21	(52)
Prices in active markets for identical assets/liabilities | Interest rate swaps
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Interest rate swaps	0	0
Prices in active markets for identical assets/liabilities | Forward foreign exchange contracts
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Interest rate swaps	0	0
Prices in active markets for identical assets/liabilities | Currency swaps and options
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Interest rate swaps	0	0
Prices in active markets for identical assets/liabilities | Commodity derivatives
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Interest rate swaps	(6)	(52)
Prices in active markets for identical assets/liabilities | Other contracts
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Interest rate swaps	27	0
Other observable inputs
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Interest rate swaps	425	(737)
Other observable inputs | Interest rate swaps
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Interest rate swaps	177	(99)
Other observable inputs | Forward foreign exchange contracts
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Interest rate swaps	(68)	34
Other observable inputs | Currency swaps and options
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Interest rate swaps	(883)	(1,193)
Other observable inputs | Commodity derivatives
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Interest rate swaps	895	431
Other observable inputs | Other contracts
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Interest rate swaps	304	90
Unobservable inputs
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Interest rate swaps	754	(27)	$ 297
Unobservable inputs | Interest rate swaps
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Interest rate swaps	0	0
Unobservable inputs | Forward foreign exchange contracts
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Interest rate swaps	0	0
Unobservable inputs | Currency swaps and options
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Interest rate swaps	0	0
Unobservable inputs | Commodity derivatives
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Interest rate swaps	744	(152)
Unobservable inputs | Other contracts
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Interest rate swaps	$ 10	$ 125